Lease (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2022	Dec. 31, 2021
Lease [Abstract]
Schedule of operating lease expense
	Three months ended September 30,		Nine months ended September 30,
	2022	2021	2022	2021

Operating lease cost – straight line	14,406	15,277	44,925	41,462
Total lease expense	$14,406	15,277	$44,925	$41,462

	2021	2020
Operating lease cost – straight line	$39,367	$31,350
Total lease expense	$39,367	$31,350

Schedule of maturities of lease liabilities
Operating leases

Remainder of 2022	$13,892
2023	55,567
2024	27,784
2025	-
Thereafter	-
Total undiscounted cash flows	97,243
Less: imputed interest	(4,096)
Present value of lease liabilities	$93,147

Operating leases
12 months ending December 31,
2022	$62,212
2023	62,212
2024	31,106
2025	-
Thereafter	-
Total undiscounted cash flows	155,530
Less: imputed interest	(8,832)
Present value of lease liabilities	$146,698

Schedule of lease term and discount rate
September 30, 2022
Weighted-average remaining lease term - year	1.75
Weighted-average discount rate (%)	4.90%

December 31, 2021
Weighted-average remaining lease term - year	2.5
Weighted-average discount rate (%)	4.90%

Schedule of cash flow information
	Nine months ended September 30,
	2022	2021
Operating cash outflows from operating lease	$44,925	$45,827